Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Abstract]
Basis of Consolidation
(a)	Basis of Consolidation

The accompanying consolidated financial statements include the accounts and operations of Himax Technologies, Inc. and its majority owned subsidiaries and entities that it has a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

LIst of Subsidiaries in the Consolidated Financial Statements
(b)	List of Subsidiaries in the Consolidated Financial Statements

Following is general information about Himax Technologies, Inc.’s subsidiaries:

				Percentage of Ownership
Investor	Subsidiary	Main activities	Jurisdiction of Incorporation	January 1, 2017	December 31, 2017	December 31, 2018
Himax Technologies, Inc.	Himax Technologies Limited (“Himax Taiwan”)	IC design and sales	ROC	100.00%	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%	100.00%
Himax Technologies, Inc.	Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%	100.00%
Himax Technologies, Inc.	Himax Semiconductor, Inc. (1)	IC design and sales	ROC	100.00%	100.00%	-
Himax Technologies, Inc.	Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%	100.00%
Himax Technologies Limited	Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Suzhou) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Himax Technologies (Shenzhen) Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%	100.00%

				Percentage of Ownership
Investor	Subsidiary	Main activities	Jurisdiction of Incorporation	January 1, 2017	December 31, 2017	December 31, 2018
Himax Technologies Limited	Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	82.55%	82.72%	82.70%
Himax Display, Inc.	Integrated Microdisplays Limited	LCOS design	Hong Kong	82.55%	82.72%	82.70%
Himax Display, Inc.	Himax Display (USA) Inc.	LCOS and MEMS design, sales and technical support	Delaware, USA	82.55%	82.72%	82.70%
Himax Technologies Limited	Himax Analogic, Inc.	IC design and sales	ROC	98.62%	98.62%	98.62%
Himax Technologies, Inc.	Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%	100.00%
Himax Technologies Limited	Himax Imaging, Ltd. (“Imaging Taiwan”)	IC design and sales	ROC	93.84%	93.72%	93.70%
Himax Imaging, Ltd.	Himax Imaging Corp.	IC design	California, USA	93.84%	93.72%	93.70%
Himax Technologies Limited	Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	99.21%	99.22%	99.22%
Himax Technologies Limited	Harvest Investment Limited	Investments	ROC	100.00%	100.00%	100.00%
Himax Technologies Limited	Liqxtal Technology Inc.	LC Lens design and sales	ROC	64.00%	64.00%	64.00%
Himax Technologies Limited	Himax IGI Precision Ltd. (2)	3D micro and nano structure mastering and prototype replication	Delaware, USA	-	100.00%	100.00%
Himax Technologies Limited	Emza Visual Sense Ltd. (3)	Visual sensors and efficient machine vision algorithm	Israel	-	45.10%	100.00%

Note 1:	For management purpose, Himax Semiconductor Inc. was merged into Himax Technologies Limited on July 2, 2018.
Note 2:	Himax IGI Precision Ltd. was newly incorporated on December 14, 2017, which is wholly owned by Himax Technologies Limited.
Note 3:	Emza Visual Sense Ltd. was wholly acquired by Himax Technologies Limited and becomes a subsidiary of the Company from June 28, 2018.

Principal Activities

The Company is a fabless semiconductor solution provider dedicated to display imaging processing technologies. The Company is a worldwide market leader in display driver ICs and timing controllers used in TVs, laptops, monitors, mobile phones, tablets, digital cameras, car navigation, virtual reality (VR) devices and many other consumer electronics devices. Additionally, the Company designs and provides controllers for touch sensor displays, in-cell Touch and Display Driver Integration (TDDI) single-chip solutions, LED driver ICs, power management ICs, scaler products for monitors and projectors, tailor-made video processing IC solutions, silicon IPs and LCOS micro-displays for augmented reality (AR) devices and heads-up displays (HUD) for automotive. The Company also offers digital camera solutions, including CMOS image sensors and Wafer Level Optics (WLO) for AR devices, 3D sensing and machine vision, which are used in a wide variety of applications such as mobile phone, tablet, laptop, TV, PC camera, automobile, security, medical devices and Internet of Things.

Foreign Currency
(c)	Foreign Currency

The reporting currency of the Company is the United States dollar (USD). The functional currency for the Company and its major operating subsidiaries is the USD. Accordingly, the assets and liabilities of subsidiaries whose functional currency is other than the USD are included in the consolidation by translating the assets and liabilities into the reporting currency (the USD) at the exchange rates applicable at the end of the reporting period. Equity accounts are translated at historical rates. The statements of income and cash flows are translated at the average exchange rates at the date of transaction. Translation gains or losses are accumulated as a separate component of equity in accumulated other comprehensive income.

Classification of Current and Noncurrent Assets and Liabilities
(d)	Classification of Current and Noncurrent Assets and Liabilities

Current assets are assets held for trading purposes and assets expected to be converted to cash, sold or consumed within one year from the end of the reporting period. Current liabilities are obligations incurred for trading purposes and obligations expected to be settled within one year from the end of the reporting period. Assets and liabilities that are not classified as current are noncurrent assets and liabilities, respectively.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents

Cash comprise cash balances and demand deposits. Cash equivalents comprise short-term highly liquid investments that are readily convertible into known amounts of cash and are subject to an insignificant risk of changes in their fair value. Deposits with an original maturity of three months or less at the time of purchase but not for investments and other purposes and are qualified with the aforementioned criteria are classified as cash equivalent.

Financial Instruments
(f)	Financial Instruments

The Company elected to relieve from the retrospective application of the requirements in respect of the recognition of such “Day 1” gains or losses on IFRS 9 “Financial Instruments”. Therefore, in the opening statement of financial position, the amount of financial instrument was the same as the carrying amount under US GAAP and just reclassified to appropriate classification under IFRS 9.

The Company shall recognize a financial asset or a financial liability in its statement of financial position when, and only when, the Company becomes party to the contractual provisions of the instrument. A regular way purchase or sale of financial assets shall be recognized and derecognized, as applicable, using trade date accounting.

1.	Financial Assets

(i)	Classification of financial assets

The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. Financial assets are classified into the following categories: measured at amortized cost, measured at fair value through other comprehensive income (FVTOCI) and measured at fair value through profit or loss (FVTPL). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. When, and only when, the Company changes its business model for managing financial assets it shall reclassify all affected financial assets.

i.	Financial assets measured at amortized cost

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at fair value through profit or loss:

(i)	the asset held within a business model whose objective is to hold assets to collect contractual cash flows; and

(ii)	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets measured at amortized cost are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

ii.	Financial assets measured at fair value through other comprehensive income (FVTOCI)

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

Equity investments at FVTOCI are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI. When an investment is derecognized, the cumulative gain or loss in equity will not be reclassified to profit or loss, instead, is reclassified to retained earnings.

iii.	Financial assets measured at fair value through profit or loss (FVTPL)

All financial assets not classified as measured at amortized cost or at fair value through other comprehensive income as described above are measured at fair value through profit or loss.

Such financial assets are initially recognized at fair value, and attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, they are measured at fair value and changes therein are recognized in profit or loss.

(ii)	Impairment of financial assets

The Company recognizes loss allowances for expected credit loss on financial assets measured at amortized cost (including accounts receivable) and contract assets.

The loss allowance for accounts receivable and contract assets are measured at an amount equal to lifetime expected credit losses. For financial assets at amortized cost and contract assets, when the credit risk on the financial instrument has not increased significantly since initial recognition, a loss allowance is recognized at an amount equal to expected credit loss resulting from possible default events of a financial instrument within 12 months after the reporting date. If, on the other hand, there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized at an amount equal to expected credit loss resulting from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial instrument has increased significantly since initial recognition, the Company considers reasonable and supportable information that is relevant. This includes both qualitative and quantitative information and analysis, based on the Company’s historical experience and credit assessment as well as forward-looking information.

The Company recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

(iii)	Derecognition of financial assets

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity.

On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. However, on derecognition of an investment in an equity instrument at FVTOCI, the cumulative gain or loss that had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

2.	Financial Liabilities

(i)	Classification of financial liability

The Company classify all financial liabilities as measured at amortized cost, except for financial liabilities measured at fair value through profit or loss. Such liabilities, including derivatives that are liabilities, shall be subsequently measured at fair value.

(ii)	Derecognition of financial liability

The Company removes a financial liability from its statement of financial position when, and only when, it is extinguished-when the obligation specified in the contract is discharged or cancelled or expires.

On derecognition of a financial liability at amortized cost in its entirety, the difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, shall be recognized in profit or loss.

Inventories
(g)	Inventories

Inventories primarily consist of raw materials, work-in-process and finished goods awaiting final assembly and test and are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average method. For work-in-process and manufactured inventories, cost consists of the cost of raw materials (primarily fabricated wafer and processed tape), direct labor and an appropriate proportion of production overheads. Net realizable value for raw materials is based on replacement cost. Net realizable value for finished goods and work in process is calculated based on the estimated selling price less all estimated costs of completion and necessary selling costs.

Equity Method Investments
(h)	Equity Method Investments

Equity investments in entities where the Company has the ability to exercise significant influence over the operating and financial policy decisions of the investee but does not have a controlling financial interest in the investee, are accounted for using the equity method. The Company’s share of the net income or net loss of an investee is recognized in earnings from the date the significant influence commences until the date that significant influence ceases. The difference between the cost of an investment and the amount of underlying equity in net assets of an investee at investment date is allocated to related assets which are amortized over their useful lives. Any unallocated difference is treated as investor-level goodwill and is not amortized.

The Company discontinues the use of the equity method from the date when the Company ceases to have significant influence over an associate, and then measures the retained interests at fair value at that date. The difference between the carrying amount of the investment at the date the equity method was discontinued and the fair value of the retained interests along with any proceeds from disposing of a part of the interest in the associate is recognized in profit or loss. When the Company discontinues the use of the equity method, the Company shall account for all amounts previously recognized in other comprehensive income in relation to that investment on the same basis as would have been required if the investee had directly disposed of the related assets or liabilities.

At the end of each reporting period, if there is any indication of impairment, the entire carrying amount of the investment including goodwill is tested for impairment as a single asset, by comparing its recoverable amount with its carrying amount. An impairment loss recognized forms part of the carrying amount of the investment in associates. Accordingly, any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

Property, Plant and Equipment
(i)	Property, Plant and Equipment

Property, plant and equipment consists primarily of land purchased as the site of the Company’s headquarters, building and machinery and equipment used in the design and development of products, and is stated at cost less accumulated depreciation and any accumulated impairment loss. Depreciation on building and machinery and equipment commences when the asset is ready for its intended use. Except for the following paragraph, depreciation is primarily calculated on the straight-line method over the estimated useful lives of related assets which range as follows: building 25 years, building improvements 4 to 16 years, machinery 4 to 6 years, research and development equipment 2 to 6 years, office furniture and equipment 3 to 8 years, others 2 to 10 years. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Software is amortized on a straight-line basis over the estimated useful lives ranging from 2 to 10 years. Land is not depreciated.

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

During the year 2017, certain new machinery and equipment have been acquired for specific project. The depreciation on these new assets is calculated on Fixed-Percentage-on-Declining-Base Method basis over the estimated useful lives of 3 years. The Company thinks that method would most closely reflect the expected pattern of consumption of the future economic benefits embodied in those assets.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Goodwill
(j)	Goodwill

Goodwill is recognized when the purchase price exceeds the fair value of identifiable net assets acquired in a business combination. Goodwill is measured at cost less accumulated impairment losses, if any.

Goodwill from acquisition of Himax Semiconductor, Inc. (formerly Wisepal Technologies, Inc.) in 2007 amounting $26,846 thousand has been assigned to Driver IC cash generating unit (“CGU”) and goodwill from acquisition of Himax Display (USA) Inc. in 2012 amounting $1,292 thousand has been assigned to WLO CGU because these CGUs are expected to benefit from the synergies of the business combinations.

Goodwill is not amortized and instead is reviewed for impairment at least annually, or more frequently when there is an indication that the CGU may be impaired. For the purpose of impairment testing, goodwill is allocated to each of the Company’s CGU or groups of CGU that are expected to benefit from the synergies of the combination. If the recoverable amount of a cash-generating unit is less than its carrying amount, the difference is allocated first to reduce the carrying amount of any goodwill allocated to such CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use which was calculated based on the cash flow forecast from the financial budgets covering the future five-year period with the terminal growth rate. The annual discount rate was 11.87%, 10.76% and 10.71% in its test of Goodwill impairment for Driver IC CGU as of
January 1, 2017,
December 31, 2017 and December 31, 2018, respectively, based on industry weighted average cost of capital. The annual discount rate for WLO CGU was 13.68%, 12.17% and 12.70% as of
January 1, 2017,
December 31, 2017 and December 31, 2018,
respectively. The terminal growth rate, based on following 5 years average Taiwan economic growth rate published by International Monetary Fund, was
2.44%, 2.24% and 2.08%
also used in the test for both CGUs as of
January 1, 2017,
December 31, 2017 and December 31, 2018, respectively. The key assumptions abovementioned represents the management’s forecast of the future for the related industry by considering the history information from internal and external sources.

On January 1, 2017, the Company’s date of transition to IFRS, there is no impairment loss recognized on Goodwill after the impairment test. For the years ended December 31, 2017 and 2018, the Company did not recognize any impairment loss on goodwill.

Other Intangible Assets
(k)	Other Intangible Assets

Acquired intangible assets include patents, intellectual property and developed technology acquired in a business combination. These intangible assets are amortized on a straight-line basis over the following estimated useful lives: patents 15 years, intellectual property 10 years and technology 7 years.

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Impairment of Non-Financial Assets
(l)	Impairment of Non-Financial Assets

The Company’s long-term non-financial assets, which consist of property, plant and equipment and intangible assets, are reviewed at the reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit, or CGU”).

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. When an impairment loss subsequently reverses, the carrying amount of the asset or a CGU is increased to the revised estimate of its recoverable amount, but the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Revenue Recognition
(m)	Revenue Recognition

Effective January 1, 2018, the Company adopted IFRS 15, Revenue with contract customers retrospectively with practical expedient and transitional exemption. The date of initial application of IFRS 15 is the beginning of the first IFRS reporting period. The Company is not required to restate contracts that were begin and end within the same annual reporting period. There is no significant impact on the Company’s financial results in applying the practical expedient.

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, using a five-step model framework to determine the method, timing and amount of revenue recognized. The Company generates revenue primarily from sale of goods or services. Revenue from contracts with customers is disaggregated by primarily geographical market and major products.

Under IFRS 15, the Company identifies the contract with the customers and recognizes revenue when performance obligations are satisfied.

Revenue is measured based on the consideration that the Company expects to be entitled in the transfer of goods or services to a customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer. Customers obtain control of the product when the goods are delivered and accepted by customers. Invoices are generated at that point in time.

The Company recognizes revenue from product sales is measured at the amount that is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Revenue is reduced for estimated rebates and other similar allowances.

Trade receivable is recognized when the Company is entitled for unconditional right to receive payment upon delivery of goods to customers. The consideration received in advance from the customer but without delivery of goods is recognized as a contract liability, for which revenue is recognized when the control over the goods is transferred to the customer.

The Company expects that the length of time when the Company transfers the goods or services to the customer and when the customer pays for those goods or services will be less than one year. Therefore, the amount of consideration is not adjusted for the time value of money.

Employee Benefits
(n)	Employee Benefits

1.	Short-term employee benefits

Short-term employee benefits are expensed unless another policy allows or requires it to be capitalized. Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for service rendered by employees.

2.	Share-based payment arrangements

The cost of employee services received in exchange for share-based compensation is measured based on the grant-date fair value of the share-based instruments issued. The cost of employee services is equal to the grant-date fair value of shares issued to employees and is recognized in earnings with a corresponding increase in equity over the service period by graded vesting. Compensation cost also considers the number of awards management believes will eventually vest. As a result, compensation cost is reduced by the estimated forfeitures. The estimate is adjusted each period to reflect the current estimate of forfeitures, and finally, the actual number of awards that vest.

3.	Defined contribution plans

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which services are rendered by employees.

4.	Defined benefit plans

The Company’s net obligation in respect of defined benefit pension plans is calculated separately for each benefit plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. For defined benefit retirement benefit plans, the cost of providing benefit is recognized based on actuarial calculations. Defined benefit costs (including service cost, net interest and remeasurement) under the defined benefit retirement benefit plans are determined using the Projected Unit Credit Method. Service cost (including current service cost), and net interest on the net defined benefit liability (asset) are recognized as employee benefits expense in profit or loss in the period they occur. Remeasurement, comprising actuarial gains and losses and the return on plan assets (excluding interest), is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.

All actuarial gains and losses at January 1, 2017, the date of transition to IFRS, were recognized in retained earnings. The Company recognizes all actuarial gains and losses arising subsequently from defined benefit plans in other comprehensive income.

Income Taxes
(o)	Income Taxes

Income tax expense comprises current and deferred taxes. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

1.	Current tax

Current taxes comprise the expected tax payable or receivable on the taxable income or losses for the year and any adjustments to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted tax rate at the reporting date.

2.	Deferred tax

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the financial statements and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Business Combinations
(p)	Business Combinations

The Company elected to take the optional exemption under IFRS 1 for business combinations before the date of transition to IFRS. Therefore, in the opening statement of financial position, the amount of goodwill generated from past business combinations was the same as the carrying amount of goodwill under US GAAP as of January 1, 2017.

Acquisitions of businesses are accounted for using the acquisition method. Acquisition-related costs are generally recognized in profit or loss as incurred. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. Non-controlling interests are initially measured at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognized in profit or loss.

When a business combination is achieved in stages, the Company’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date, and the resulting gain or loss is recognized in profit or loss.

Earnings Per Ordinary Share
(q)	Earnings Per Ordinary Share

Basic earnings per ordinary share is computed using profit or loss attributable to the shareholders and weighted average number of ordinary shares outstanding during the period. Diluted earnings per ordinary share is computed using the weighted average number of ordinary and diluted ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are ordinary shares that are contingently issuable upon the vesting of unvested restricted share units (RSUs) granted to employees.

Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2017	2018

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$27,680	8,569
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	344,849	345,020
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08	0.02
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (1)	$0.16	0.05

Contingently issuable ordinary shares underlying the unvested RSUs granted to employees are included in the calculation of diluted earnings per ordinary share based on treasury stock method.

	Year Ended December 31,
	2017	2018

Profits attributable to Himax Technologies, Inc. stockholders (in thousands)	$27,680	8,569
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	344,849	345,020
Unvested RSUs (in thousands)	54	49
	344,903	345,069
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.08	0.02
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (1)	$0.16	0.05

Note 1: As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2017 and 2018 is 172,425 thousand and 172,510 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2017 and 2018 is 172,452 thousand and 172,534 thousand, respectively. The earnings per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.

Segment Reporting
(r)	Segment Reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. All operating segments’ operating results are reviewed regularly by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

The Company’s CODM has been identified as the Chief Executive Officer, who regularly reviews operating results to make decisions about allocating resources and assessing performance for the Company. Management has determined that the Company has two operating segments: Driver IC and Non-driver products.

The CODM assesses the performance of the operating segments based on segment sales and segment profit and loss. There are no intersegment sales in the segment revenues reported to the CODM. Segment profit and loss is determined on a basis that is consistent with how the Company reports operating income (loss) in its consolidated statements of operations. Segment profit (loss) excludes income taxes and items in non-operating income (loss).

The Company does not report segment asset information to the Company’s CODM. Consequently, no asset information by segment is presented.

Noncontrolling Interests
(s)	Noncontrolling Interests

Noncontrolling interests are classified in the consolidated statements of profit or loss as part of profit (loss) for the period and the accumulated amount of noncontrolling interests as part of equity in the consolidated statements of financial position. If a change in ownership of a consolidated subsidiary results in loss of control and deconsolidation, any retained ownership interests are re-measured with the gain or loss reported in net earnings.

Use of Judgments and Estimates
(t)	Use of Judgments and Estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about critical judgments, estimates and assumptions in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

1.	Valuation of inventory

Inventories are stated at the lower of cost or net realizable value, and the Company uses judgment and estimate to determine the net realizable value of inventory at the end of each reporting period.

Due to the rapid technological changes, the Company estimates the net realizable value of inventory for obsolescence and unmarketable items at the end of reporting period and then writes down the cost of inventories to net realizable value. The net realizable value of the inventory is mainly determined based on assumptions of future demand within a specific time horizon.

2.	Impairment of non-financial assets other than goodwill

In the process of evaluating the potential impairment of non-financial assets other than goodwill, the Company is required to make subjective judgments in determining the independent cash flows, useful lives, expected future revenue and expenses related to the specific asset groups. Any changes in these estimates based on changed economic conditions or business strategies could result in significant impairment charges or reversal in future years.

3.	Recognition of deferred tax assets

Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deferred tax assets can be utilized. Assessment of the realization of the deferred tax assets requires the Company’s subjective judgment and estimate, including the future revenue growth and profitability, the sources of taxable income, the amount of tax credits that can be utilized and feasible tax planning strategies. Changes in the economic environment, the industry trends and relevant laws and regulations may result in adjustments to the deferred tax assets.

4.	Impairment of goodwill

The assessment of impairment of goodwill requires the Company to make subjective judgment to determine the identified CGU, allocate the goodwill to relevant CGU and estimate the recoverable amount of relevant CGU. In the process of estimating the recoverable amount of relevant CGU, the Company is required to make subjective judgments in determining the discounted rate, the terminal growth rate, the independent cash flows, useful lives, expected future revenue and expenses related to the CGU.